Issues Capital - Summary of Movements in Ordinary Shares (Parenthetical) (Details)				12 Months Ended
	Sep. 02, 2021 shares $ / shares	Mar. 03, 2021 AUD ($)	Aug. 26, 2020 AUD ($) $ / shares shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($) shares $ / shares	Jun. 30, 2021 AUD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Share price | $ / shares	$ 0.19
Proceeds from issuing shares | $				$ 7,419,235	$ 32,890,463	$ 43,836,131
Minimum proceeds from warrants | $			$ 15,000,000
Number of options Exercised during the financial year	2,000,000			0	2,000,000
Shares issued on exercise of options, exercise price | $ / shares	$ 0.0136				$ 0.0136
Number of shares issued on exercise of warrants					8,000,000
Shares issued on exercise of warrants, exercise price | $ / shares					$ 0.06
Number of shares issued in US IPO and NASDAQ listing					335,754,000
Number of shares issued in IPO F-1 share placement				115,384,680
Description of ordinary shares voting rights					every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote and upon a poll each share is entitled to one vote
Apeiron
Disclosure of classes of share capital [line items]
Number of shares issued				0	14,574,780
Shares issued price per share | $ / shares			$ 0.06
Number of warrants issued			150,000,000
Share Placement Tranche One
Disclosure of classes of share capital [line items]
Number of shares issued						54,333,000
Share price | $ / shares						$ 0.04
Proceeds from issuing shares | $						$ 2,173,320
Share Placement Tranche Two
Disclosure of classes of share capital [line items]
Number of shares issued						131,424,511
Share price | $ / shares						$ 0.145
Proceeds from issuing shares | $						$ 19,056,554
Rights Issues Tranche One
Disclosure of classes of share capital [line items]
Number of shares issued						54,304,446
Proceeds from issuing shares | $						$ 2,172,178
Shares issued price per share | $ / shares						$ 0.04
Rights Issues Tranche Two
Disclosure of classes of share capital [line items]
Number of shares issued						140,924,683
Proceeds from issuing shares | $						$ 20,434,079
Shares issued price per share | $ / shares						$ 0.145
Share Placement | Apeiron
Disclosure of classes of share capital [line items]
Proceeds from vesting of warrants | $		$ 15,991,634